STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 03, 2022	Oct. 12, 2021	Jan. 07, 2021	Nov. 24, 2021	Sep. 16, 2021	May 26, 2021	Mar. 27, 2021	Mar. 31, 2022	Dec. 31, 2021	Feb. 15, 2022	Feb. 01, 2022	Jan. 06, 2022	Dec. 10, 2021	Nov. 17, 2021	Nov. 15, 2021	Nov. 01, 2021	Oct. 22, 2021	Oct. 07, 2021	Aug. 21, 2021	Jul. 14, 2021	Jul. 01, 2021	Jun. 30, 2021	Jun. 24, 2021	Jun. 18, 2021	May 18, 2021	Apr. 30, 2021	Apr. 02, 2021	Mar. 31, 2021	Feb. 08, 2021	Jan. 26, 2021	Jan. 22, 2021	Jan. 19, 2021	Dec. 31, 2020
Common stock, Shares outstanding								69,771,239	58,785,924
Common stock, Shares issued								69,771,239	58,785,924																								33,075,711
Common stock, Par value								$ 0.0001	$ 0.0001																								$ 0.0001
Shares Issued													1,612,593	1,788,874	1,475,000	809,110	655,936		1,854,050	4,225,000			1,375,000		362,987		1,744,343
Common stock, Shares authorized								5,000,000,000	5,000,000,000																								5,000,000,000
Common stock, Shares outstanding								69,771,239	58,785,924																								33,075,711
Common stock, Par value								$ 0.0001	$ 0.0001																								$ 0.0001
Common stock, Shares authorized								5,000,000,000	5,000,000,000																								5,000,000,000
Common stock issued for service, shares			66,667			66,667
Common stock, price per share			$ 0.27			$ 0.538
Common stock issued for service, amount			$ 18,000			$ 35,866
Preferred shares issued, amount																							$ 2,750,000
Former Officer
Shares Issued																		2,427,700			87,776	292,875
GHS [Member]
Equity Financing Agreement, description									The purchase price of the shares of Common Stock contained in a Put will be 90% of the lowest daily volume weighted average price (VWAP) of the Company’s Common Stock during the five consecutive trading days preceding the receipt by GHS of the applicable Put notice. Such sales of Common Stock by the Company, if any, may occur from time to time, at the Company’s option, during the Contract Period. Subject to the satisfaction of certain conditions set forth in the Equity Financing Agreement, on each Put the Company will deliver an amount of Shares equaling one hundred and twelve percent (112%) of the dollar amount of each Put. The maximum dollar amount of each Put will not exceed two hundred percent (200%) of the average daily trading dollar volume for the Company’s Common Stock during the ten (10) trading days preceding the Trading day that GHS receives a Put. No Put will be made in an amount equaling less than ten thousand dollars ($10,000) or greater than three million dollars ($3,000,000). Puts are further limited to GHS owning no more than 4.99% of the outstanding stock of the Company at any given time. The Equity Financing Agreement and the Registration Rights Agreement contain customary representations, obligations, rights, warranties, agreements and conditions of the parties. The Equity Financing Agreement terminates upon any of the following events: when GHS has purchased an aggregate of Ten Million Dollars ($10,000,000) in the Common Stock of the Company pursuant to the Equity Financing Agreement; on the date that is twelve (12) calendar months from the date the Equity Financing Agreement was executed.
convertible Debt Settlement Agreement
Shares Issued																														1,733,333
GHS Investments
Shares Issued												2,852,925														2,000		2,000			250	510
Consultant [Member]
Common stock issued for service, shares					10,000,000
Box Pure Air
Shares Issued							168,350			3,000,000	2,012,390
Purchase consideration of common stock							$ 500,000
Ownership percentage							51.00%
Class D convertible preferred stock [Member]
Stated Value share of Preferred Stock									$ 1.73
Preferred shares issued, shares								2,000	2,000																								0
Description of material rights									If all of the Class D Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class D Preferred Stock upon three (3) business days’ of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Preferred stock, Shares authorized								2,000	2,000																								0
Preferred stock, Par value								$ 0.0001	$ 0.0001																								$ 0.0001
Undesignated shares								2,000
Preferred stock, Shares outstanding								2,000	2,000																								0
Undesignated and unissued shares								39,995,000
Description of subsequent financing									Subsequent Financing on a $1.00 for $1.00 basis
Class A Convertible Preferred Stock [Member]
Shares Issued				14,000														97,108											333,333
Conversion of preferred shares, shares												114,117
Conversion of converted common stock				350,000				1,405,972,450	1,408,825,375
Preferred shares issued, shares								56,238,898	56,353,015																								60,000,000
Preferred stock, Shares authorized								100,000,000	100,000,000																								60,000,000
Preferred stock, Par value								$ 0.0001	$ 0.0001																								$ 0.0001
Preferred stock, Shares outstanding								56,238,898	56,353,015																								60,000,000
Class A Preferred Stock [Member] | Two Directors [Member]
Preferred shares issued, shares																							2,461,715
Class C Preferred Stock
Preferred shares issued, shares								760	760
Description of material rights									If all of the Class C Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class C Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Undesignated shares									1,500
Preferred stock, Shares outstanding									760
Description of beneficial ownership limitations								Each share of the Class C Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by the lesser of (i) (a) $1.22 ; and (b) where applicable, a fixed price equaling ninety percent (90%) of the average daily VWAP for the five (5) trading days following a reverse split
Class B Preferred Stock [Member]
Shares Issued		75																						1,868,853
Conversion of converted common stock	1,620,000	661,765
Stated Value share of Preferred Stock									$ 0.183
Accrued Interest Lesser									18.00%
Preferred shares issued, shares								48	48																								408
Description of material rights									If all of the Class B Preferred Stock are redeemed within ninety (90) calendar days from the issuance date thereof, the Company shall have the right to redeem the Class B Preferred Stock upon three (3) business days of written notice at a price equal to one hundred and fifteen percent (115%) of the Stated Value together with any accrued but unpaid dividends
Preferred stock, Shares authorized								1,500	1,500																								1,500
Stated value of preferred stock							$ 1,200
Preferred stock, Par value								$ 0.0001	$ 0.0001
Undesignated shares									39,995,000
Unissued shares									39,995,000
Preferred stock, Shares outstanding									48																								408